(UNAUDITED) CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred A Shares [Member]	Preferred B Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending Balance, shares at Dec. 31, 2019			770,883,602
Beginning Balance, shares at Dec. 31, 2019			770,883,602
Shares issued for services			$ 50	$ 100		$ 100
Shares issued for services, Shares			500,000
Net loss					$ (4,553,777)	(4,553,777)
Ending balance, value at Dec. 31, 2020	$ 413		$ 121,149	8,386,593	(16,755,676)	(8,247,521)
Ending Balance, shares at Dec. 31, 2020	4,126,776		1,211,495,162
Beneficial conversion feature of convertible notes				111,765		111,765
Net loss					1,991,101	1,991,101
Ending balance, value at Mar. 31, 2021	$ 413		$ 121,149	8,498,358	(14,764,575)	(6,144,655)
Ending Balance, shares at Mar. 31, 2021	4,126,776		1,211,495,162
Beginning balance, value at Dec. 31, 2020	$ 413		$ 121,149	8,386,593	(16,755,676)	(8,247,521)
Beginning Balance, shares at Dec. 31, 2020	4,126,776		1,211,495,162
Beginning balance, value at Dec. 31, 2020	$ 413		$ 121,149	8,386,593	(16,755,676)	(8,247,521)
Beginning Balance, shares at Dec. 31, 2020	4,126,776		1,211,495,162
Beneficial conversion feature of convertible notes				111,765		111,765
Net loss					2,920,382	2,920,382
Ending balance, value at Dec. 31, 2021	$ 425		$ 141,177	10,900,652	(13,835,294)	(2,793,040)
Ending Balance, shares at Dec. 31, 2021	4,250,579		1,411,779,497
Issuance of Preferred B Shares				1,500,000		1,500,000
Issuance of Preferred B Shares, Shares		1,500
Financing fee paid in Preferred B shares				42,000		42,000
Financing fee paid in Preferred B shares, Shares		35
Benefical conversion feature of Preferred B Stock				300,000		300,000
Shares issued for services			$ 600	56,200		56,800
Shares issued for services, Shares			6,000,000
Acquisition shares issued for Stage It purchase			$ 4,148	414,770		418,917
Acquisition shares issued for Stage It purchase, Shares			41,476,963
Net loss					(1,193,106)	(1,193,106)
Ending balance, value at Mar. 31, 2022	$ 425		$ 145,925	$ 13,213,621	$ (15,028,400)	$ (1,668,428)
Ending Balance, shares at Mar. 31, 2022	4,250,579	1,535	1,459,256,460